Exhibit 99.1

Nissan Auto Receivables 2021-A

Collection Period	31-May-24	30/360 Days	30	Collection Period Start	1-May-24
Distribution Date	17-Jun-24	Actual/360 Days	33	Collection Period End	31-May-24
				Prior Month Settlement Date	15-May-24
				Current Month Settlement Date	17-Jun-24

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,113,826,202.14	247,792,574.26	231,860,940.59	0.222587
Yield Supplement Overcollaterization		72,159,533.65	7,902,308.92	7,145,432.67
Total Adjusted Pool Balance		1,041,666,668.49	239,890,265.34	224,715,507.92
Total Adjusted Securities		1,041,666,668.49	239,890,265.34	224,715,507.92	0.215727
Class A-1 Notes	0.05908%	172,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.16000%	356,500,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	0.33000%	356,500,000.00	83,223,596.85	68,048,839.43	0.190880
Class A-4 Notes	0.57000%	115,000,000.00	115,000,000.00	115,000,000.00	1.000000
Certificates	0.00000%	41,666,668.49	41,666,668.49	41,666,668.49	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	15,174,757.42	22,886.49	42.5659395	0.0641977
Class A-4 Notes	0.00	54,625.00	—	0.4750000
Certificates	0.00	0.00	—	—

Total Securities	15,174,757.42	77,511.49

I. COLLECTIONS

Interest:
Interest Collections				299,227.20
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				299,227.20
Principal:
Principal Collections				15,843,427.44
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				15,843,427.44
Recoveries of Defaulted Receivables				121,079.01

Total Collections				16,263,733.65

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			25,321	239,890,265.34
Total Principal Payment				15,174,757.42

			24,672	224,715,507.92

Nissan Auto Receivables 2021-A

III. DISTRIBUTIONS

Total Collections	16,263,733.65
Reserve Account Draw	0.00
Total Available for Distribution	16,263,733.65
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	206,493.81
Servicing Fee Paid	206,493.81
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	22,886.49
Class A-3 Notes Monthly Interest Paid	22,886.49
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	54,625.00
Class A-4 Notes Monthly Interest Paid	54,625.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2021-A

Total Note Monthly Interest
Total Note Monthly Interest Due		77,511.49
Total Note Monthly Interest Paid		77,511.49
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		15,979,728.35
4. Total Monthly Principal Paid on the Notes		15,174,757.42
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		15,174,757.42
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		804,970.93
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		804,970.93

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.67
Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		1.44%
Weighted Average Remaining Maturity		23.78

	Amount	Number
Principal on Defaulted Receivables	88,206.23	8
Principal Recoveries of Defaulted Receivables	121,079.01

Monthly Net Losses	(32,872.78)
Pool Balance at Beginning of Collection Period	247,792,574.26
Net Loss Ratio for Third Preceding Collection Period	-0.14%
Net Loss Ratio for Second Preceding Collection Period	0.12%
Net Loss Ratio for Preceding Collection Period	0.16%
Net Loss Ratio for Current Collection Period	-0.16%
Four-Month Average Net Loss Ratio	-0.01%
Cumulative Net Losses for all Periods	2,479,532.37

Nissan Auto Receivables 2021-A

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,684,123.38	128	0.73%
61-90 Days Delinquent	363,364.86	27	0.16%
91-120 Days Delinquent	128,720.22	9	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,176,208.46	164	0.94%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.12%	0.08%
Delinquency Ratio for Second Preceding Collection Period	0.21%	0.15%
Delinquency Ratio for Preceding Collection Period	0.25%	0.19%
Delinquency Ratio for Current Collection Period	0.21%	0.15%
Four-Month Average Delinquency Ratio	0.20%	0.14%
60 Day Delinquent Receivables	492,085.08
Delinquency Percentage	0.21%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	601,610.78
Number of Extensions	44

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO